Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Financial income and expenses [Abstract]
Financial income and expenses
Philips Group
Financial income and expenses in millions of EUR

	2022	2023	2024
Interest income	25	46	79
Interest income from loans and receivables	7	13	12
Interest income from cash and cash equivalents	18	33	67
Dividend income from financial assets	3	2	3
Net gains from disposal of financial assets			2
Net change in fair value of financial assets through profit or loss	9
Other financial income	20	15	21
Financial income	58	63	105
Interest expense	(235)	(277)	(288)
Interest expense on debt and borrowings	(200)	(229)	(231)
Finance charges under lease contract	(25)	(27)	(37)
Interest expense on pensions	(10)	(21)	(20)
Provision-related accretion expenses	(9)	(29)	(49)
Net foreign exchange gains (losses)	9	(23)	(7)
Net change in fair value of financial assets through profit or loss		(26)	(18)
Net change in fair value of derivatives			(5)
Other financial expenses	(24)	(21)	(20)
Financial expenses	(258)	(376)	(387)
Financial income and expenses, net	(200)	(314)	(282)